Consolidated Statements of Changes in Equity Statement - USD ($) $ in Thousands	Total	Attributable to equity holders of the Company	Issued capital	Reserves(1) [1]	Investment revaluation reserve	Deficit	Non- controlling interests
Number of shares issued, beginning (shares) (Previously stated) at Dec. 31, 2017			153,302,976
Number of shares issued, beginning (shares) at Dec. 31, 2017			153,302,976
Equity, beginning (Previously stated) at Dec. 31, 2017	$ 1,521,051	$ 1,516,850	$ 2,318,252	$ 22,463	$ 1,605	$ (825,470)	$ 4,201
Equity, beginning (Impact of adopting IFRS 9) at Dec. 31, 2017					(1,602)	1,602
Equity, beginning at Dec. 31, 2017	1,521,051	1,516,850	$ 2,318,252	22,463	3	(823,868)	4,201
Net earnings for the year	12,041	10,294				10,294	1,747
Other comprehensive income	205	205			205
Total comprehensive earnings for the year	12,246	10,499			205	10,294	1,747
Decrease due to cancellation of shares			(120,339)
Cancellation of expired shares	178	178				178
Shares issued on the exercise of stock options, shares			125,762
Shares issued on the exercise of stock options	1,081	1,081	$ 1,367	(286)
Shares issued as compensation, shares (Note 25)			139,957
Shares issued as compensation (Note 25)	1,879	1,879	$ 1,879
Share-based compensation on option grants	396	396		396
Distributions by subsidiaries to non-controlling interests	(2,020)	(1,209)				(1,209)	(811)
Dividends paid	(21,462)	(21,462)				(21,462)
Number of shares issued, ending (shares) at Dec. 31, 2018			153,448,356
Equity, ending at Dec. 31, 2018	1,513,349	1,508,212	$ 2,321,498	22,573	208	(836,067)	5,137
Net earnings for the year	111,244	110,738				110,738	506
Other comprehensive income	(208)	(208)			(208)
Total comprehensive earnings for the year	111,036	110,530			(208)	110,738	506
Shares issued on the exercise of stock options, shares			244,299
Shares issued on the exercise of stock options	2,781	2,781	$ 3,697	(916)
Shares issued as compensation, shares (Note 25)			152,391
Shares issued as compensation (Note 25)	2,693	2,693	$ 2,693
Share-based compensation on option grants	577	577		577
Tahoe acquisition consideration, shares			55,990,512
Tahoe acquisition consideration (Note 8)	867,666	867,666	$ 795,626	72,040
Distributions by subsidiaries to non-controlling interests	(924)	(28)				(28)	(896)
Dividends paid	(29,332)	(29,332)				(29,332)
Number of shares issued, ending (shares) at Dec. 31, 2019			209,835,558
Equity, ending at Dec. 31, 2019	$ 2,467,846	$ 2,463,099	$ 3,123,514	$ 94,274	$ 0	$ (754,689)	$ 4,747

[1]	Includes reserves for share options and contingent value rights ("CVRs") (Note 8).